Debt (Debt Issuance Costs) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2011
Extinguishment of Debt [Line Items]
Debt Issuance Costs, Amortization Period	7 years
Debt Inssuance Costs [Roll Forward]
Debt issuance costs, beginning balance	$ 19.9			$ 13.9	$ 17.9	$ 17.9		$ 20.2
Debt issuance costs paid				14.3	0	0		2.1	11.5
Loss on debt extinguishment		0	0	(6.0)	0	0		0	(34.0)
Amortization				2.9		4.0
Debt issuance costs, ending balance	19.9	19.9		19.9		13.9		17.9	20.2
Unamortized discount	2.8	2.8		2.8		0.7
$1.9 billion debt financing arrangement [Member]
Debt Inssuance Costs [Roll Forward]
Capitalized debt issuance costs from April 28, 2014 $1.9 billion debt financing arrangement				14.3
$1.5 billion debt financing arrangement [Member]
Debt Inssuance Costs [Roll Forward]
Capitalized debt issuance costs from April 28, 2014 $1.9 billion debt financing arrangement				2.1
Loss on debt extinguishment from July 26, 2011 $1.5 billion debt financing arrangement fees that were previously capitalized				2.1
Other Noncurrent Assets [Member] | $1.9 billion debt financing arrangement [Member]
Debt Inssuance Costs [Roll Forward]
Capitalized debt issuance costs from April 28, 2014 $1.9 billion debt financing arrangement				11.0
Discharge of Debt [Member] | $1.9 billion debt financing arrangement [Member]
Debt Inssuance Costs [Roll Forward]
Capitalized debt issuance costs from April 28, 2014 $1.9 billion debt financing arrangement				3.3
Minimum [Member]
Extinguishment of Debt [Line Items]
Debt Issuance Costs, Amortization Period	5 years
Maximum [Member]
Extinguishment of Debt [Line Items]
Debt Issuance Costs, Amortization Period	8 years
Financing Agreement July 2011 [Member]
Debt Inssuance Costs [Roll Forward]
Loss on debt extinguishment									(4.2)
Debt financing agreement										1,500.0
Financing Agreement July 2010 [Member]
Debt Inssuance Costs [Roll Forward]
Loss on debt extinguishment									(20.9)
Amortization						4.4		7.3
Debt financing agreement										1,230.0
Unamortized discount									8.9
December 2012 Amendment [Member]
Debt Inssuance Costs [Roll Forward]
Debt issuance costs paid						2.1	[1]
Line of Credit [Member] | Revolving credit facility-$850.0 million [Member]
Debt Inssuance Costs [Roll Forward]
Debt financing agreement						850.0
Term Loan [Member] | Term loan B-$200.0 million [Member]
Debt Inssuance Costs [Roll Forward]
Debt financing agreement						200.0
Unamortized discount						1.0
Term Loan [Member] | Term loan A-$450.0 million [Member]
Debt Inssuance Costs [Roll Forward]
Debt financing agreement						$ 450.0

[1]	The Company incurred $2.1 million of debt issuance costs in connection with the December 19, 2012, $1.5 billion debt financing agreement amendment for the extension of the maturity dates on the $850.0 million revolving credit facility and the $450.0 million Term Loan A. These debt issuance costs have been accounted for as capitalized debt issuance costs and are classified as other long-term assets in the consolidated balance sheets. The costs are being amortized on a straight-line basis over the five year lives of the related debt instruments.